Deferred income	12 Months Ended
Dec. 31, 2024
Deferred Income
Deferred income

27. Deferred income

	2024	2023
Deferred revenue from rewards program	69,387	62,578
Deferred annual fee from reward program	-	2,762
Other deferred income	2,249	3,020
Total	71,636	68,360

Deferred revenue from rewards programs is related to the Group's rewards programs for its credit card customers, called "Nubank+" and "Ultravioleta". The programs consist of accumulating points according to the use of the credit card in the ratio of R$1.00 (one Brazilian real, equivalent to US$0.16 as of December 31, 2024 and US$0.21 as of December 31, 2023) equal to 0.5 and 1 point in cashback for Nubank+ and Ultravioleta, respectively. The points do not expire and there is no limit on the number of rewards an eligible card member can earn. Deferred annual fees from the reward program comprise amounts related to the rewards fees which are paid in advance by customers. The redemption of the points occurs in cashback or air miles Program.

Nu uses financial models to estimate the redemption rates of rewards earned to date by current card members, and, therefore, the estimated financial value of the points, based on historical redemption trends and current enrollee redemption behavior, among others. The estimated financial value is recorded in the statement of income when the performance obligation is satisfied, which is when the reward points are redeemed.